Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Components of Net Periodic Benefit (Income) Expense

The components of the net periodic benefit (income) expense were as follows:

	Pension Benefits
	2016		2015		2014
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	24	6	7	9	6	11
Expected return on plan assets	(48)	(7)	(11)	(13)	(8)	(15)
Amortization of actuarial loss	6	1	—	1	—	1
Settlement	1	—	—	—	—	—
Net periodic benefit income	$(17)	$—	$(4)	$(3)	$(2)	$(3)

Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	3.8%	3.8%	4.2%	3.8%	4.7%	4.6%
Expected return on plan assets	7.2%	7.2%	6.5%	6.3%	6.5%	7.0%

Reconciliation of Benefit Obligation, Plan Assets and (Unfunded) Funded Status of Plans

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Benefit obligation at beginning of year	$168	$220	181	241
Service cost	—	—	—	—
Interest cost	24	6	7	9
Actuarial gain	(186)	(7)	(14)	(3)
Settlement	(30)	—	—	—
Foreign currency translation	—	(27)	—	(11)
Benefits paid	(39)	(10)	(9)	(10)
Plan transfers prior to separation	—	—	—	(6)
Plan transfers from parent company	2,502	97	—	—
Plan transfers to parent company	—	(187)	—	—
Acquisitions	—	—	3	—
Benefit obligation at end of year	$2,439	$92	$168	$220

Fair value of plan assets at beginning of year	$169	$220	$182	$235
Actual return on assets	(93)	9	(6)	1
Settlement	(30)	—	—	—
Employer contributions	1	4	—	6
Acquisitions	—	—	2	—
Foreign currency translation	—	(27)	—	(12)
Plan transfers from parent company	2,241	—	—	—
Plan transfers to parent company	—	(194)	—	—
Benefits paid	(39)	(10)	(9)	(10)
Fair value of plan assets at end of year	$2,249	2	$169	$220

(Unfunded) funded status at end of year	$(190)	$(90)	$1	$—

Amounts Recognized on Consolidated and Combined Balance Sheets

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Prepaid pension cost (included in other noncurrent assets)	$4	$—	$2	$—
Accrued benefit cost (included in accrued liabilities)	—	(5)	—	—
Pension liabilities	(194)	(85)	(1)	—
Net (liabilities) assets recognized in the consolidated and combined balance sheets	$(190)	$(90)	$1	$—

Amounts in Accumulated Other Comprehensive Loss

The amounts included in accumulated other comprehensive loss in the consolidated and combined balance sheets, excluding tax effects, that have not been recognized as components of net periodic cost at December 31, 2016 and 2015 were as follows:

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Accumulated other comprehensive loss
Net actuarial loss	$(727)	$(25)	$(3)	$(60)
Total	$(727)	$(25)	$(3)	$(60)

Amounts Recognized in Other Comprehensive Loss

The pre-tax amounts recognized in other comprehensive loss in 2016 as components of net periodic costs were as follows:

	Pension Benefits
	Qualified	Non-Qualified & International
Amortization of:
Net actuarial loss	$6	$1
Amounts arising during the period:
Net actuarial gain	46	9
Settlement	1	—
Total	$53	$10

Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized Next Fiscal Year

Actuarial gains and losses in excess of 10.0% of the greater of the projected benefit obligation or the market-related value of plan assets were recognized as a component of net periodic benefit costs over the average remaining service period of a plan’s active employees. Unrecognized prior service costs or credits are also recognized as a component of net periodic benefit cost over the average remaining service period of a plan’s active employees. The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit costs in 2017 are shown below:

	Pension Benefits
	Qualified	Non-Qualified & International
Amortization of:
Net actuarial loss	$17	$1

Weighted-Average Assumptions Used to Determine Net Benefit Obligation

The weighted-average assumptions used to determine the net benefit obligation at the measurement date were as follows:

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Discount rate	4.3%	4.3%	4.6%	3.8%

Summary of Projected Benefit Obligations in Excess of Plan Assets

The following table provides a summary of pension plans with projected benefit obligations in excess of plan assets as of December 31, 2016 and 2015:

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Projected benefit obligation	$2,306	$92	$3	$3
Fair value of plan assets	2,112	2	2	2

Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides a summary of pension plans with accumulated benefit obligations in excess of plan assets as of December 31, 2016 and 2015:

	Pension Benefits
	2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Accumulated benefit obligation	$2,306	$90	$3	$—
Fair value of plan assets	2,112	1	2	—

Expected Benefit Payments	Benefit payments are expected to be paid as follows:
	Pension Benefits
	Qualified	Non-Qualified & International
2017	$123	5
2018	127	5
2019	132	5
2020	135	6
2021	139	6
2022-2026	740	30

Allocation of Plan Assets, Pension Plan

The fair values of the Company’s pension plan assets at December 31, 2016 and 2015, by asset category were as follows:

	December 31, 2016			December 31, 2015
Asset Category	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$80	$50	$30	$12	$12	$—
Equity	595	595	—	—	—	—
Fixed income	802	—	802	44	—	44
Derivatives and other	—	—	—	18	2	16
Investments measurement at NAV as a practical expedient	774	—	—	315	—	—
Total	$2,251	$645	$832	$389	$14	$60